COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) $ in Thousands, ₪ in Millions		1 Months Ended			12 Months Ended
	Jan. 30, 2023 USD ($) shares	Jan. 31, 2023 shares	Aug. 31, 2022 USD ($) shares	Aug. 31, 2022 ILS (₪) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Jun. 30, 2023 USD ($)	Mar. 07, 2023 shares	Oct. 31, 2021 shares	May 31, 2021 shares	Dec. 31, 2020 USD ($)	Jan. 31, 2015
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		864,000						1,000,000
Risk free interest rate, share options granted		3.42%
Expected volatility, share options granted		81.92%
Current borrowings					$ 710		$ 689
Security matters limited [member]
IfrsStatementLineItems [Line Items]
Percentage of royalty												2.20%
Consideration percentage												1.00%
Percentage of voting equity interests acquired												2.00%
Number of shares issued | shares			2,000,000	2,000,000		1,774,744			8,938,666	15,270,249
Carrying amount of liability					621	$ 87
Bonus payments			$ 710	₪ 2.5
Current borrowings					710	$ 270					$ 280
Unpaid contingent liability governance					$ 166
Security matters limited [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	864,000
Risk free interest rate, share options granted	3.42%
Expected volatility, share options granted	81.92%
Granted	3 years
Expected dividend as percentage, share options granted	0.00%
Convertible percentage	1.00%
Consideration paid (received)	$ 27,000
Payment of cash percent	1.50%